Note 10 - Goodwill (Tables)	12 Months Ended
Jan. 31, 2020
Notes Tables
Condensed Cash Flow Statement [Table Text Block]
	January 31,	January 31,
	2020	2019
Balance at beginning of year	378,178	350,148
Acquisition of Aljex	–	18,903
Acquisition of Velocity Mail	–	8,448
Acquisition of PinPoint	–	6,306
Acquisition of Visual Compliance	118,785	–
Acquisition of CORE	12,670	–
Acquisition of STEPcom	10,019	–
Acquisition of BestTransport	5,513	–
Adjustments on account of foreign exchange	(1,475)	(5,627)
Balance at end of year	523,690	378,178